Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	BCE INC
Entity Central Index Key	0000718940
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Type	40-F
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding (in shares)	903,908,182
Amendment Flag	false